Guarantor Statements - SB/RH (Statement Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used) by operating activities from continuing operations	$ 340.8	$ 461.7	$ 205.6
Net cash provided by operating activities from discontinued operations	324.6	153.3	238.7
Net cash (used) provided by operating activities	665.4	615.0	444.3
Cash flows from investing activities
Purchases of property, plant and equipment	(77.8)	(60.8)	(55.1)
Business acquisitions, net of cash acquired	(304.7)		(1,191.1)
Proceeds from sales of property, plant and equipment	3.9	0.9	1.1
Other investing activities	(1.5)	(3.1)
Net cash used by investing activities from continuing operations	(380.1)	(63.0)	(1,245.1)
Net cash used by investing activities from discontinued operations	(36.5)	(35.4)	(34.6)
Net cash used by investing activities	(416.6)	(98.4)	(1,279.7)
Cash flows from financing activities
Proceeds from issuance of debt	265.6	484.4	3,281.2
Payment of debt	(223.4)	(815.8)	(2,776.7)
Payment of debt issuance costs	(5.9)	(9.3)	(38.1)
Payment of cash dividends to parent	(96.2)	(87.2)	(70.7)
Purchase of non-controlling interest	(12.6)
Payment of contingent consideration		(3.2)
Share based award tax withholding payments, net of proceeds	(24.4)	(10.8)	(2.6)
Net cash (used) provided by financing activities from continuing operations	(349.3)	(484.6)	934.6
Net cash used by financing activities from discontinued operations	(9.3)	(3.2)	(16.2)
Net cash (used) provided by financing activities	(358.6)	(487.8)	918.4
Effect of exchange rate changes on cash and cash equivalents due to Venezuela devaluation	(0.4)		(2.5)
Effect of exchange rate changes on cash and cash equivalents	3.1	(1.4)	(27.2)
Net changes in cash and cash equivalents	(107.1)	27.4	53.3
Cash and cash equivalents, beginning of period	275.3	247.9	194.6
Cash and cash equivalents, end of period	168.2	275.3	247.9
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used) by operating activities from continuing operations	625.0	(392.4)	(126.2)
Net cash provided by operating activities from discontinued operations	22.0	21.7	18.7
Net cash (used) provided by operating activities	647.0	(370.7)	(107.5)
Cash flows from investing activities
Purchases of property, plant and equipment	(26.4)	(25.4)	(24.1)
Business acquisitions, net of cash acquired	(304.7)		(1,026.0)
Proceeds from sales of property, plant and equipment	0.2	0.1	0.1
Net cash used by investing activities from continuing operations	(330.9)	(25.3)	(1,050.0)
Net cash used by investing activities from discontinued operations	(21.0)	(20.8)	(18.7)
Net cash used by investing activities	(351.9)	(46.1)	(1,068.7)
Cash flows from financing activities
Proceeds from issuance of debt	250.0	491.5	3,281.4
Payment of debt	(213.9)	(862.8)	(2,521.2)
Payment of debt issuance costs	(5.9)	(9.3)	(38.1)
Payment of cash dividends to parent	(350.8)	(97.2)	(72.1)
Purchase of non-controlling interest	(12.6)
Payment of contingent consideration		(3.2)
Share based award tax withholding payments, net of proceeds			(2.6)
Advances related to intercompany transactions	(54.3)	985.1	8.7
Capital contribution from parent			528.3
Net cash (used) provided by financing activities from continuing operations	(387.5)	504.1	1,184.4
Net cash used by financing activities from discontinued operations	(1.0)	(0.9)
Net cash (used) provided by financing activities	(388.5)	503.2	1,184.4
Net changes in cash and cash equivalents	(93.4)	86.4	8.2
Cash and cash equivalents, beginning of period	99.4	13.0	4.8
Cash and cash equivalents, end of period	6.0	99.4	13.0
SB/RH Holdings, LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used) by operating activities from continuing operations	323.0	448.3	203.1
Net cash provided by operating activities from discontinued operations	324.6	153.3	238.7
Net cash (used) provided by operating activities	647.6	601.6	441.8
Cash flows from investing activities
Purchases of property, plant and equipment	(77.8)	(60.7)	(55.1)
Business acquisitions, net of cash acquired	(304.7)		(1,191.1)
Proceeds from sales of property, plant and equipment	3.9	0.9	1.1
Other investing activities	(1.5)	(3.2)
Net cash used by investing activities from continuing operations	(380.1)	(63.0)	(1,245.1)
Net cash used by investing activities from discontinued operations	(36.5)	(35.4)	(34.6)
Net cash used by investing activities	(416.6)	(98.4)	(1,279.7)
Cash flows from financing activities
Proceeds from issuance of debt	265.6	498.4	3,320.0
Payment of debt	(223.3)	(864.4)	(2,796.7)
Payment of debt issuance costs	(5.9)	(9.3)	(38.1)
Payment of cash dividends to parent	(350.8)	(97.2)	(72.1)
Purchase of non-controlling interest	(12.6)
Payment of contingent consideration		(3.2)
Share based award tax withholding payments, net of proceeds			(2.6)
Capital contribution from parent			528.3
Net cash (used) provided by financing activities from continuing operations	(327.0)	(475.7)	938.8
Net cash used by financing activities from discontinued operations	(9.3)	(3.2)	(16.2)
Net cash (used) provided by financing activities	(336.3)	(478.9)	922.6
Effect of exchange rate changes on cash and cash equivalents due to Venezuela devaluation	(0.4)		(2.5)
Effect of exchange rate changes on cash and cash equivalents	3.1	(1.4)	(27.2)
Net changes in cash and cash equivalents	(102.6)	22.9	55.0
Cash and cash equivalents, beginning of period	270.8	247.9	192.9
Cash and cash equivalents, end of period	168.2	270.8	247.9
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used) by operating activities from continuing operations	164.5	412.7	(767.9)
Net cash provided by operating activities from discontinued operations			0.1
Net cash (used) provided by operating activities	164.5	412.7	(767.8)
Cash flows from investing activities
Purchases of property, plant and equipment	(25.4)	(12.7)	(16.4)
Proceeds from sales of property, plant and equipment	0.3
Other investing activities	(1.2)	(3.2)
Net cash used by investing activities from continuing operations	(26.3)	(15.9)	(16.4)
Net cash used by investing activities from discontinued operations			(0.1)
Net cash used by investing activities	(26.3)	(15.9)	(16.5)
Cash flows from financing activities
Advances related to intercompany transactions	(135.9)	(402.9)	781.7
Net cash (used) provided by financing activities from continuing operations	(135.9)	(402.9)	781.7
Net cash (used) provided by financing activities	(135.9)	(402.9)	781.7
Net changes in cash and cash equivalents	2.3	(6.1)	(2.6)
Cash and cash equivalents, beginning of period	2.5	8.6	11.2
Cash and cash equivalents, end of period	4.8	2.5	8.6
Nonguarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used) by operating activities from continuing operations	(153.4)	(132.0)	(1,489.8)
Net cash provided by operating activities from discontinued operations	23.8	16.8	32.0
Net cash (used) provided by operating activities	(129.6)	(115.2)	(1,457.8)
Cash flows from investing activities
Purchases of property, plant and equipment	(26.0)	(22.6)	(14.6)
Business acquisitions, net of cash acquired			(165.1)
Proceeds from sales of property, plant and equipment	3.4	0.8	1.0
Other investing activities	(0.3)
Net cash used by investing activities from continuing operations	(22.9)	(21.8)	(178.7)
Net cash used by investing activities from discontinued operations	(15.5)	(14.6)	(15.8)
Net cash used by investing activities	(38.4)	(36.4)	(194.5)
Cash flows from financing activities
Proceeds from issuance of debt	15.6	6.9	38.6
Payment of debt	(9.4)	(1.6)	(275.5)
Advances related to intercompany transactions	155.9	92.6	1,984.5
Net cash (used) provided by financing activities from continuing operations	162.1	97.9	1,747.6
Net cash used by financing activities from discontinued operations	(8.3)	(2.3)	(16.2)
Net cash (used) provided by financing activities	153.8	95.6	1,731.4
Effect of exchange rate changes on cash and cash equivalents due to Venezuela devaluation	(0.4)		(2.5)
Effect of exchange rate changes on cash and cash equivalents	3.1	(1.4)	(27.2)
Net changes in cash and cash equivalents	(11.5)	(57.4)	49.4
Cash and cash equivalents, beginning of period	168.9	226.3	176.9
Cash and cash equivalents, end of period	157.4	168.9	226.3
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used) by operating activities from continuing operations	(313.1)	560.0	2,587.0
Net cash provided by operating activities from discontinued operations	278.8	114.8	187.9
Net cash (used) provided by operating activities	(34.3)	674.8	2,774.9
Cash flows from financing activities
Advances related to intercompany transactions	34.3	(674.8)	(2,774.9)
Net cash (used) provided by financing activities from continuing operations	34.3	(674.8)	(2,774.9)
Net cash (used) provided by financing activities	$ 34.3	$ (674.8)	$ (2,774.9)